UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22133

ALPS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

JoEllen L. Legg ALPS Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	May 1, 2008 – December 31, 2008

Item 1.  Reports to Stockholders.

RED ROCKS

LISTED PRIVATE EQUITY PORTFOLIO

An ALPS Advisors, Inc. Solution

ANNUAL REPORT

CLASS I & II SHARES

December 31, 2008

www.lpefund.com

SHAREHOLDER LETTER

2008 has had few parallels in the investment world over the past 70 years. To say that it was a challenging year would be an understatement. Investors will look back at 2008 as the year when the global financial system teetered, several major financial institutions failed, credit seized, fear dominated the psyche, and massive amounts of wealth were destroyed over a very short period of time. Almost every asset class showed substantial negative performance.

Private equity did not provide a safe haven for investors to place their capital. In fact, 2008 may go down as one of the worst-performing years for private equity as a whole. Despite a difficult year, the private equity sector remains attractive to those investors who seek alternatives to the traditional asset classes. It is our view that wealth creation begins with private businesses and that private equity will play a significant role in the process to capitalize many of those businesses. With sidelined cash at private equity firms now exceeding $1 trillion, we believe the sector is well positioned to do just that(^).

The Listed Private Equity Strategy:

Against this challenging backdrop, the Portfolio’s Class II shares returned –62.50% net of fees, compared with -61.85% and –38.06% for the S&P Listed Private Equity Index(1) and the MSCI World Index(2) for the 2008 calendar year, respectively. For the year, our portfolio had a turnover rate of 27.00%.

We continue to place a premium on those listed private equity companies that have liquidity and low levels of debt at the portfolio company level, in addition to high levels of cash that can be put to work in the current undervalued environment or which can be used to defend their existing private investments. We also favor listed private equity companies that provide transparency with respect to their portfolio holdings.

The portfolio remains indirectly well-diversified in terms of geography, with our largest positions in the UK, Europe, and North America. Our general investment thesis is centered on the rise in the standard of living in developing countries, which is fueling the growth of consumers in these countries as a whole, along with the build-out of infrastructure to support the population. For this reason, we continue to focus on private equity firms that are poised to take advantage of this growth. To date, our diversified focus has been on the listed private equity companies invested in the small-to-mid-market transactions, with a heavier weighting toward mid-to-late-stage investments.

AVS Listed Private Equity Portfolio Annual Report | December 31, 2008

Portfolio Discussion:

Two specific investment themes within the portfolio are Infrastructure- and Emerging Markets-focused listed private equity companies.

For example, 3i Infrastructure, a sister firm to 3i Group, offers investors a portfolio of private infrastructure businesses that are diversified by asset life cycle, type of infrastructure, and geographic location. Infrastructure assets can generate predictable returns, cash flows, and yields. They can have a low correlation of returns to macro economic cycles, which can be a very positive attribute during the current turmoil.

GP Investments (GP) is a traditional listed private equity manager of diversified, third-party “buy-out” funds that seeks to buy control pieces of mainly Brazilian businesses. We like the Brazilian economy long-term and GP’s ability to execute high-quality deals in a less competitive market. Its balance sheet includes a 50% cash-to-total-assets ratio, which could be very beneficial as GP evaluates investment alternatives.

Looking Ahead:

We believe that we see a slowing environment for liquidity events in underlying investments/businesses held by private equity firms over the next 6–12 months. This may dampen near-term returns to private equity investors. However, the private equity sector has been here before, most recently during the 1989–1991 high-yield debt implosion. Those firms that foresaw the coming events, and planned accordingly, had sufficient cash to inject into businesses, thereby weathering the storm and earning their investors superior returns in the process.

Having said this, we believe that private equity will continue to be a very important asset class within an asset allocation model, and, based on past history, may lead other asset classes in recovery from this recession. This asset class continues to grow in both absolute and relative terms to other asset classes. We appreciate your continued support and interest in the Listed Private Equity strategy.

Adam Goldman, Co-Portfolio Manager

Mark Sunderhuse, Co-Portfolio Manager

AVS Listed Private Equity Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a $10,000 investment in each class since inception (4/30/08). All results shown assume reinvestment of dividends and capital gains.

Class I growth of $10,000 based on actual performance

Class II growth of $10,000 based on actual performance

Performance*

	Six Months	Year-to-Date (3)
Class I	-58.27%	-62.40%
Class II	-58.38%	-62.50%
S & P Listed Private Equity Index (1)	-55.95%	-61.85%
The MSCI World Index (2)	-33.71%	-38.06%

(1)

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(2)

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(3)	Portfolio inception date is 4/30/08.

*

The performance does not reflect the impact of costs associated with variable contracts, qualified pension and retirement plans or registered and unregistered separate accounts which when deducted will reduce the return figures shown. As stated in the most recent prospectus, the Portfolio’s gross expense ratio is 2.08% and 2.33% for Class I and Class II shares, respectively. These ratios do not correlate to the gross annualized expense ratios included in the Financial Highlights in this Annual Report.

(^)	Taub, Stephen, “There’s Still $1Trillion in Global PE Dry Powder” CFO, 15 January 2009. http:// www.cfo.com/article.cfm/12958163/c_12931795?f=home_todayinfinance (27 January 2009).

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance data may be higher or lower than actual data quoted. To obtain performance data to the most recent month-end, visit www.lpefund.com.

An investment in the Portfolio involves risk, including loss of principal.

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

For the Period Ended December 31, 2008

As a shareholder of AVS Listed Private Equity Portfolio, you will incur only one of two potential types of costs. You will not incur transaction costs, which include sales charges and redemption fees. However, you will incur ongoing costs, including management fees, distribution and service (12b-1 fees) and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2008 and held until December 31, 2008.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction fees were included, your costs would have been higher.

	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expense Ratio(a)	Expenses Paid During Period(b) 07/01/08- 12/31/08
Class I
Actual	$1,000.00	$417.30	0.59%	$2.10
Hypothetical	$1,000.00	$1,022.18	0.59%	$2.99

Class II
Actual	$1,000.00	$416.20	1.29%	$4.61
Hypothetical	$1,000.00	$1,018.63	1.29%	$6.57

(a)

Annualized, based on the Portfolio’s net expenses from July 1, 2008 through December 31, 2008. See Financial Highlights for the Portfolio’s gross annualized expense ratios respective to Class I and Class II shares.

(b)

Expenses are equal to the Portfolio’s annualized expense ratio, of 0.59% or 1.29% for Class I or Class II shares respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

Note on Fees. If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of ALPS Variable Insurance Trust and AVS Listed Private Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the ALPS Variable Insurance Trust (the “Trust”), including the AVS Listed Private Equity Portfolio, as of December 31, 2008, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from April 30, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the portfolio constituting the ALPS Variable Insurance Trust for the period from April 30, 2008 (inception) to December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2009

Denver, CO

STATEMENT OF INVESTMENTS

December 31, 2008

	Shares	Market Value (Note 1)
COMMON STOCKS (93.76%)
DIVERSIFIED (11.34%)
Diversified Operations (4.36%)
Wendel Investissement	1,170	$57,573

Holding Companies-Diversified (6.98%)
HAL Trust	625	44,699
Leucadia National Corp.(a)	2,405	47,619
		92,318

TOTAL DIVERSIFIED		149,891

FINANCIAL (80.69%)
Closed-End Funds (15.90%)
3i Infrastructure PLC	28,500	33,600
AP Alternative Assets LP	8,275	9,930
Candover Investments PLC	3,340	39,834
CVC, Ltd.	34,770	15,030
Electra Private Equity PLC (a)	2,035	16,589
Graphite Enterprise Trust PLC	11,585	31,147
HgCapital Trust PLC	3,700	35,562
Partners Group Global Opportunities, Ltd.	6,350	20,302
SVG Capital PLC	6,450	8,253
		210,247
Diversified Financial Services (14.61%)
Brait SA	16,910	22,041
Conversus Capital LP	6,165	64,116
GP Investments, Ltd. (a)	10,100	23,344
KTB Securities Co., Ltd. (a)	8,000	20,325
Onex Corp.	4,295	63,286
		193,112
Investment Companies (34.34%)
BlackRock Kelso Capital Corp.	1,425	14,051
Capital Southwest Corp.	450	48,671
CapMan Oyj, B Shares	11,465	15,140
China Merchants China Direct Investments, Ltd. (a)	26,800	30,776

	Shares	Market Value (Note 1)
Investment Companies (con’t)
DeA Capital SpA (a)	14,301	$26,499
Eurazeo	838	39,081
European Capital, Ltd.	12,322	41,108
KKR Private Equity Investors LP (a)	18,825	65,887
Macquarie International Infrastructure Fund, Ltd.	129,500	26,516
MVC Capital, Inc.	2,260	24,792
NGP Capital Resources Co.	1,800	15,066
Prospect Capital Corp.	1,425	17,057
Ratos AB, B Shares	5,230	89,284
		453,928
REITS (1.36%)
CapitalSource, Inc.	3,885	17,949

Venture Capital (14.47%)
3i Group PLC	12,505	48,903
Altamir Amboise	7,370	25,919
Deutsche Beteiligungs AG	1,724	29,596
Dinamia	2,050	26,216
GIMV N.V.	1,155	49,771
IP Group PLC (a)	14,000	10,869
		191,274

TOTAL FINANCIAL		1,066,510

UTILITIES (1.74%)
Electric (1.74%)
Babcock & Brown Infrastructure Group	300,000	23,007

TOTAL UTILITIES		23,007

TOTAL COMMON STOCKS (Cost $2,088,533)		1,239,408

	7-Day Yield	Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (6.95%)
MONEY MARKET FUND (6.95%)
Dreyfus Treasury Prime Cash Management Fund(b)	1.01%	91,871	$91,871

TOTAL MONEY MARKET FUND			91,871

TOTAL SHORT TERM INVESTMENTS (Cost $91,871)			91,871

TOTAL INVESTMENTS (100.71%) (Cost $2,180,404)			$1,331,279

Liabilities In Excess Of Other Assets (-0.71%)			(9,451)

NET ASSETS (100.00%)			$1,321,828

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

OYJ - Julkinen Osakeyhtio is a Finnish equivalent of the term public limited company.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries mostly employing civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societea Per Azioni is an Italian shared company.

(a)       Non-Income Producing Security.

(b)       Investments in other funds are calculated at their respective net asset values determined by those funds, in accordance with the Investment Company Act of 1940.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Portfolio has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS:
Investments, at value	$1,331,279
Foreign currency, at value (Cost $15,197)	15,195
Receivable for investment securities sold	3,514
Receivable from advisor	17,364
Receivable for portfolio shares sold	6,667
Prepaid offering costs	12,893
Interest and dividends receivable	2,739
Other assets	4,099
Total Assets	1,393,750

LIABILITIES:
Payable for investment securities purchased	15,666
Payable for portfolio shares redeemed	50
Payable for distribution and service fees	377
Payable for legal and auditor fees	46,000
Payable for administrative, custodian, printing and trustees’ fees	8,462
Accrued expenses and other liabilities	1,367
Total Liabilities	71,922
NET ASSETS	$1,321,828

NET ASSETS CONSIST OF:
Paid-in capital	$2,410,688
Undistributed net investment income	10,627
Accumulated net realized loss on investments and foreign currency transactions	(250,364)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(849,123)
NET ASSETS	$1,321,828

INVESTMENTS, AT COST	$2,180,404

PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$3.76
Net Assets	$18,778
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,000

Class II :
Net Asset Value, offering and redemption price per share	$3.75
Net Assets	$1,303,050
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	347,612

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2008(a)

INVESTMENT INCOME:
Interest	$826
Dividends	21,644
Foreign taxes withheld	(202)
Total Investment Income	22,268

EXPENSES:
Investment advisory fee	5,173
Administrative fee	487
Legal and audit fee	65,980
Offering costs	26,432
Trustees’ fees and expenses	23,531
Custodian fee	16,908
Insurance fee	8,401
Reports to shareholder and printing fees	5,642
Distribution and service fees - Class II	2,397
Transfer agent fee	35
Other	8,561
Total expenses before waiver	163,547
Less fees waived/reimbursed by investment advisor:
Class I	(11,572)
Class II	(143,490)
Total net expenses	8,485
NET INVESTMENT INCOME	13,783

Net realized loss on investments	(235,639)
Net realized loss on foreign currency transactions	(19,074)
Net change in unrealized depreciation on investments	(701,611)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(147,512)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,103,836)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,090,053)

(a)       The Portfolio commenced operations on April 30, 2008.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2008(a)

OPERATIONS:
Net investment income	$13,783
Net realized loss on investments	(235,639)
Net realized loss on foreign currency transactions	(19,074)
Net change in unrealized depreciation on investments and foreign currency	(849,123)
Net decrease in net assets resulting from operations	(1,090,053)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	50,000
Net increase/(decrease) from share transactions	50,000

Class II
Proceeds from sale of shares	2,889,296
Cost of shares redeemed	(527,415)
Net increase from share transactions	2,361,881
Net increase in net assets	$1,321,828

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income of $10,627)	$1,321,828

OTHER INFORMATION:
Class I
Sold	5,000
Redeemed	—
Net increase in shares outstanding	5,000

Class II
Sold	421,474
Redeemed	(73,862)
Net increase in shares outstanding	347,612

(a)       The Portfolio commenced operations on April 30, 2008.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period presented.

	Class I Period Ended December 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17
Net realized and unrealized loss on investments	(6.41)
Total from Investment Operations	(6.24)

NET DECREASE IN NET ASSET VALUE	(6.24)
NET ASSET VALUE, END OF PERIOD	$3.76
TOTAL RETURN	(62.40	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$19

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.46	%(c)
Operating expenses including reimbursement/waiver	1.15	%(c)
Operating expenses excluding reimbursement/waiver	48.43	%(c)
PORTFOLIO TURNOVER RATE	27.00	%(d)

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the amounts of purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. The amounts of purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 2008 were $2,596,363 and $254,127, respectively.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period presented.

	Class II Period Ended December 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss on investments	(6.29)
Total from Investment Operations	(6.25)

NET DECREASE IN NET ASSET VALUE	(6.25)
NET ASSET VALUE, END OF PERIOD	$3.75
TOTAL RETURN	(62.50	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,303

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.39	%(c)
Operating expenses including reimbursement/waiver	1.40	%(c)
Operating expenses excluding reimbursement/waiver	25.97	%(c)
PORTFOLIO TURNOVER RATE	27.00	%(d)

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the amounts of purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. The amounts of purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 2008 were $2,596,363 and $254,127, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”). The Portfolio offers Class I and Class II shares (collectively, the “Classes” and individually, each a “Class”).

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Investment Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investing in securities of foreign issuers

NOTES TO FINANCIAL STATEMENTS

involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate the capital of the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolio’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security.

The Portfolio follows the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No.157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 – Quoted prices in active markets for identical investments

• Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2008.

Investments
Valuation Inputs	in Securities
Level 1-Quoted Prices	$1,331,279
Level 2-Other Significant Observable Inputs
Level 3-Significant Unobservable Inputs	—
Total	$1,331,279

For the period ended December 31, 2008, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolio is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolio’s financial statements. Management believes the adoption of SFAS 161 will not have a material impact on the Portfolio’s financial statements.

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the Classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment Advisor, underwriter, or any other provider of services to the Portfolio with respect to each Class of a Portfolio on a Class by Class basis.

Income Taxes: For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial

NOTES TO FINANCIAL STATEMENTS

statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado. For the initial year ended December 31, 2008, the Portfolio’s returns are open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act.

Distributions to Shareholders: The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Offering costs consist of legal fees related to preparing the initial registration statement and were amortized over a 12 month period beginning with the commencement of the operations of the Portfolio (April 30, 2008).

NOTES TO FINANCIAL STATEMENTS

2. FEDERAL TAXES:

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

2008
(Over)/Undistributed Ordinary Income	$28,865
Accumulated Capital Gains/(Losses)	(179,053)
Unrealized Appreciation/Depreciation	(937,391)
Other Cumulative Effect of Timing Differences	(1,281)
Total	$(1,088,860)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2008, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

2008
(Over)/ Undistributed Net Investment Income	$(3,156)
Accumulated Capital Gains/(Losses)	4,349
Paid in Capital	$(1,193)

Net unrealized appreciation/depreciation of investments based on federal tax cost as of December 31, 2008 were as follows:

2008
Gross appreciation (excess of value over tax cost)	$35,133
Gross depreciation (excess of tax cost over value)	(972,524)
Net unrealized depreciation	$(937,391)
Cost of investments for income tax purposes	$2,268,672

At December 31, 2008, the fund had available for tax purposes unused capital loss carryover of $36,058, expiring December 31, 2016.

The Fund intends to defer to its fiscal year ending December 31, 2009 approximately $142,995 of losses recognized during the period from November 1, 2008 to December 31, 2008.

3. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor” or “AAI”), subject to the authority of the Trustees, is responsible for the overall management and administration of the Portfolio’s business affairs. The Advisor is registered with the Securities and Exchange Commission as an investment Advisor. The Advisor has delegated daily

NOTES TO FINANCIAL STATEMENTS

management of Portfolio assets to Red Rocks Capital, LLC (the “Sub-Advisor” or “RRC”), who is paid by the Advisor and not the Portfolio. The Sub-Advisor is engaged to manage the investments of the Portfolio in accordance with its investment objective, policies and limitations and any investment guidelines established by the Advisor and the Trustees.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Advisor an annual management fee of 0.85% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The Advisor pays the Sub-Advisor an annual sub-advisory management fee of 0.57% based on the Portfolio’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Advisor is required to pay all fees due to the Sub-Advisor out of the management fee the Advisor receives from the Portfolio.

The Advisor and Sub-Advisor have given a contractual agreement to the Portfolio to limit the amount of the Portfolio’s total annual expenses, exclusive of distribution (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.15% of the Portfolio’s average daily net assets. This agreement is in effect through December 31, 2009 and is reevaluated on an annual basis. In addition, the Portfolio’s organizational expenses have been borne by the Advisor. In addition, the Advisor has agreed that any waivers or reimbursements incurred by the Advisor through May 1, 2009 will be allocated solely to the Advisor.

4. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (an affiliate of ALPS) (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Portfolio, and ADI has agreed to use its best efforts to solicit orders for the sale of Portfolio shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Trustees have adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (each, a “Distribution Plan” and collectively, the “Distribution Plans”). The Class I shares have adopted a Defensive Distribution Plan that recognizes that AAI may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of the Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

NOTES TO FINANCIAL STATEMENTS

The annual 12b-1 fee rates for the Portfolio by share Class are outlined below. These are shown as a percentage of average annual net assets.

Class I	0.00%
Class II	0.25%

Fund Accounting and Administration Agreement: ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), serves as administrator to the Portfolio and has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Portfolio including, but not limited to fund accounting, fund administration, and generally assist in the Portfolio’s operations. The Annual Administrative Fee will be billed monthly, in the amount of (i) 8 basis points of Trust’s average net assets between $0 - $500 million; and (ii) 6 basis points of Trust’s average net assets between $500 million - $1 billion; and (iii) 4 basis points of Trust’s average net assets over $1 billion.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Services Agreement with the Advisor. As Transfer Agent, ALPS has, among other things, agreed to (a) issue and redeem shares of the Portfolio; (b) make dividend and other distributions to shareholders of the Portfolio; (c) effect transfers of shares; (d) mail communications to shareholders of the Portfolio, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts.

5. TRUSTEES AND OFFICERS

The overall responsibility for oversight of the Portfolio rests with the Board of Trustees of the Trust. As of December 31, 2008, there were four Trustees, three of whom are “Independent Trustees” of the Portfolio within the meaning of that term under the 1940 Act. Each Independent Trustee receives an annual retainer of $6,000, per meeting fee of $1,000, and reimbursement for all reasonable out- of-pocket expenses relating to attendance at meetings. The Interested Trustee receives no compensation from the Portfolio.

ADDITIONAL INFORMATION (UNAUDITED)

1. PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

2. PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolio for the 12-month period ended June 30, 2008, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949 or accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

TRUSTEES & OFFICERS (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years along with the number of portfolios in the Portfolio complex overseen by and the other directorships held by each Trustee. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949, or accessing the Portfolio website at http://www.lpefund.com.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Mary K. Anstine, age 68	Trustee	Ms. Anstine was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees and elected by the initial shareholder on April 9, 2008.	Ms. Anstine was President/Chief Executive Officer of Health ONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust; Colorado Uplift Board; and Denver Area Council of the Boy Scouts of America. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank) and HealthONE, and a member of the American Bankers Association Trust Executive Committee.	8

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (4 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Jeremy W. Deems, age 32	Trustee	Mr. Deems was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees and elected by the initial shareholder on April 9, 2008.	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	3	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Trust (4 funds); and Reaves Utility Income Fund.

Clyde Douglas Kelso, III, age 62	Trustee	Mr. Kelso was appointed as a Trustee at the June 9, 2008 meeting of the Board of Trustees.	Mr. Kelso is Executive Vice President of Evolve Bank and Trust. Prior to joining Evolve Bank and Trust, Mr. Kelso worked as a consultant to banking and trust companies from January 2007 to October 2007. Prior to this, Mr. Kelso served as President of FMT Capital Management, Inc., registered investment advisory firm, from 2003 to 2006.	1	None

TRUSTEES & OFFICERS (UNAUDITED)

INTERESTED TRUSTEES

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Jeremy O. May, age 38	President and Trustee	Mr. May was appointed as President and Trustee at the April 1, 2008 meeting of the Board of Trustees and elected as Trustee by the initial shareholder on April 9, 2008.

Mr. May joined ALPS in 1995 and is currently President and Director of ALPS and Director of ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and FTAM Distributors, Inc. Because of his positions with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Financial Investors Trust and Financial Investors Variable Insurance Trust. Mr. May is currently on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

				1	None

OFFICERS

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Michael Akins, age 32	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO at the April 1, 2008 meeting of the Board of Trustees.

Mr. Akins Is Deputy Compliance Officer of ALPS. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation, a multi-bank holding company. Before joining UMB, Mr. Akins was an Account Manager for State Street Corporation, a financial services provider. Because of his position with ALPS, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of ALPS ETF Trust, Clough Global Allocation Fund, Clough Global Opportunities Fund, Clough Global Equity Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Reaves Utility Income Fund.

Name, Address* & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, age 36	Treasurer	Ms. Storms was elected as Treasurer at the April 1, 2008 meeting of the Board of Trustees.

Ms. Storms is Vice President - Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust; Assistant Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund, and Liberty All-Star Growth Fund, Inc.; and Assistant Secretary of Ameristock Mutual Fund, Inc.

Jennifer A. Craig, age 35	Secretary	Ms. Craig was elected as Secretary at the December 8, 2008 meeting of the Board of Trustees.

Ms. Craig joined ALPS as Paralegal in January 2007. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Advisor Series and Janus Aspen Series. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act.

*                    All communications to Trustees and Officers may be directed to ALPS Variable Insurance Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**             Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***      The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

LISTED PRIVATE EQUITY PORTFOLIO

An ALPS Advisors, Inc. Solution

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the AVS Listed Private Equity Portfolio.

AVS000141 6/30/09

Item 2.            Code of Ethics.

(a)   The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions on behalf of the Registrant.

(b)   Not applicable.

(c)   During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)   During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)   Not applicable.

(f)    The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.            Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee.  The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert”.  Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.            Principal Accountant Fees and Services.

(a)           Audit Fees:  For the Registrant’s fiscal year ended December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements were $30,250.

(b)           Audit-Related Fees:  For the Registrant’s fiscal year ended December 31, 2008, there were no fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the

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Registrant’s financial statements and were not reported in paragraph (a) of this Item 4.

(c)           Tax Fees:  For the Registrant’s fiscal year ended December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,230.  The fiscal year 2008 tax fees were for services pertaining to federal and state income tax return review, review of year end dividend distributions and excise tax preparation.

(d)           All Other Fees:  For the Registrant’s fiscal year ended December 31, 2008, the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $3,500.  These services were associated with the formation of the Registrant.

(e)(1)       Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)       No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           The aggregate non-audit fees billed by the Registrant’s accountant to the Registrant and its affiliates for the fiscal year ended December 31, 2008 were $198,730.  These fees consisted of non-audit fees billed to (i) the Registrant of $6,230 as described in response to paragraph (c) of this Item 4 and (ii) ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $192,500.  The non-audit fees billed to AFS related to SAS 70 services and other compliance-related matters.

(h)           The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

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Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Investments.

(a)   Schedule of Investments of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)    The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12.          Exhibits.

(a)(1)       The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)     The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)       Not applicable.

(b)         The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 6, 2009

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 6, 2009

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